Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities

(a)	Principal activities

Lixiang Education Holding Co., Ltd. (formerly known as Lianwai Education Group Limited, the “Company”) was incorporated on September 6, 2018 under the law of the Cayman Islands as an exempted company with limited liability. The Company’s original name was Lianwai Education Group Limited. The Company changed its name to Lixiang Education Holding Co., Ltd. on May 26, 2020. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) is primarily engaged in providing education services including high school and vocational education services through Zhejiang Lishui Mengxiang Education Development Company Limited, Langfang City Rail Transit Technical School (“Langfang School”) and Lishui Overseas Chinese high School (“Lishui International School”) in the People’s Republic of China (the “PRC”).

On May 14, 2021, the General Office of the State Council of the People’s Republic of China (the “PRC State Council”) announced the Implementation Rules, which became effective on September 1, 2021. Under the Implementation Rules, social organizations and individuals are prohibited from controlling a private school that provides compulsory education, referring to nine years of curriculum education mandated by the PRC, by means of, among others, merger, acquisition, and contractual arrangements, and a private school providing compulsory education is prohibited from conducting transactions with its related party. As a result of the effectiveness of the Implementation Rules, the Company would no longer be able to use its power under the contractual arrangements as disclosed in Note 2(c) to direct the relevant activities that would most significantly affect the economic performance of those schools and hence, has lost control on August 31, 2021 over Lianwai School (“Affected Entity”). Accordingly, the carrying amount related to the net assets of the Affected Entity were deconsolidated from the consolidated financial statements of the Group as of August 31, 2021.

Significant equity transactions

On October 1, 2020, the Company completed its IPO on the NASDAQ Global Market of 3,333,400 American Depositary Shares (“ADS”). Each ADS represents 5 ordinary shares. The offering was at a price of US$9.25 per ADS for a total offering size of approximately US$30.8 million. The net proceeds raised from the IPO amounted to approximately RMB170.7 million (US$26.2 million) after deducting underwriting discounts and commissions and other offering expenses.

On August 31, 2021, the Company consolidated 100% of the sponsorship interest of Qingtian International School from Qingtian Zhongyi Education Investment Co., Ltd under the consideration of RMB23.0 million.

On January 1, 2022, the Group acquired 100% equity interest of Beijing P.X. from Beijing Shangkun Education Technology Development Co., Ltd. (“Beijing S.K.”) with the consideration of RMB53.4 million.

On January 6, 2023, the Group established Hebei Chuangxiang Enterprise Management Co., LTD (“Hebei Chuangxiang”), and Beijing P.X. held its 100% equity interest.

On June 25, 2023, the Group established Lishui International School, and Zhejiang Lishui Mengxiang Education Development Company Limited held its 100% sponsorship interest.

On August 25, 2023, the Group entered into a share subscription agreement with each of the Individual Investors (collectively, the “Purchase Agreements”), pursuant to which the Group agreed to issue and sell to such Individual Investors a total of 50,000,000 ordinary shares with a par value of US$0.0001 each of the Group, in the aggregate consideration of US$6,000,000.

On November 9, 2023, the Group transferred Beijing Chuangmei Weiye Enterprise Management Co with 100% equity interests, and the consideration of RMB6.36 million was considered remote to be collected.

On December 31, 2023, the Group transferred Qingtian International School with 100% sponsorship interests for a consideration of RMB23.2 million.

On November 28, 2024, the Company entered into a share subscription agreement with certain individual investors and sell to individual investors a total of 1,800,000,000 Class A ordinary, in the aggregate consideration of US$34.2 million. The financing transaction was closed in January 2025.

As of December 31, 2025, the Company’s major subsidiaries and VIEs are as follows:

Name of subsidiaries and VIE	Date of establishment / acquisition	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
Lianwai Investment Co., Ltd. (“Lianwai investment”)	Established on September 11, 2018	BVI	100%	Investment holding
Hong Kong Mengxiang Education Development Group Limited (“HK Mengxiang”)	Established on September 20, 2018	Hong Kong	100%	Investment holding
Zhejiang Mengxiang Consulting Services Co., Ltd. (“Liandu WFOE”)	Established on October 10, 2018	PRC	100%	Investment holding
Variable Interest Entities (“VIEs”)
Zhejiang Lishui Mengxiang Education Development Company Limited (“Lishui Mengxiang VIE”)	Established on August 20, 2001	PRC	100%	Operation of Liandu Foreign Language School
Langfang City Rail Transit Technical School (“Langfang School”)	Acquired on January 1, 2022	PRC	100%	Operation of vocational education
Hainan Jiangcai Vocational Skills Training School Co. Ltd. (“Hainan Jiangcai”)	Acquired on January 1, 2022	PRC	100%	Operation of vocational education
Lishui Overseas Chinese high School (“Lishui International School”)	Established on June 25, 2023	PRC	100%	Operation of high school
Hebei Chuangxiang	Established on January 6, 2023	PRC	100%	Comprehensive human resources service, and healthcare support services

(b)	Group history

The Group started its business through Lishui Mengxiang VIE and Lianwai School VIE. To facilitate offshore financing, an offshore corporate structure was formed in 2018, which was carried out as follows:

1)	On September 6, 2018, the Company was incorporated in the Cayman Islands by Ms. Fen Ye, Ms. Fang Ye, and Ms. Hong Ye (the “founders.”).

2)	On September 11, 2018, Lianwai investment was incorporated in British Virgin Islands with 100% ownership by the Company.

3)	On September 20, 2018, HK Mengxiang was incorporated in Hong Kong with 100% ownership by Lianwai investment.

4)	On October 10, 2018, Liandu WFOE was incorporated in the PRC with 100% ownership by HK Mengxiang.

5)	On August 13, 2020, Zhejiang Lishui Xianke Agricultural Products Distribution Co., Ltd. (“Xianke”) was incorporated in the PRC with 100% ownership by Liandu WFOE.

In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Group provides education services in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Company or onshore nominees of certain investors of the Company (“Nominee Shareholders”).

The Company obtained control over these PRC domestic companies by entering into a series of Contractual Arrangements.

On August 31, 2021, the ability of Group to use its power under the contractual arrangements with Lishui Mengxiang VIE to direct the relevant activities that would most significantly affect the economic performance of the Affected Entity had ceased due to Implementation Rules. The Group has executed the Acknowledgment Agreement in April 2022 to confirm all the terms of rights and obligations relating to Lianwai School and the director appointed by the sponsor under the VIE Agreements, which shall be terminated on August 31, 2021. Meanwhile, the Group has entered into a series of Contractual Agreements through Liandu WFOE, Qingtian International School and the Council Members of Qingtian International School (“Qingtian International School Contractual Agreement”). The Group has executed the Acknowledgment Agreement in April 2024 to confirm all the terms of rights and obligations relating to Qintian International School and the director appointed by the sponsor under the Qingtian International School Contractual Agreement, which shall be terminated on December 31, 2023.

In March 2023, the Group has entered into a series of Contractual Agreements through Liandu WFOE, Langfang School and the Council Members of Langfang School (“Langfang School Contractual Agreements”). In April 2024, the Group has entered into a series of Contractual Agreements through Liandu WFOE, Lishui International School, and the Council Members of Lishui International School (together with Langfang School Contractual Agreements, as “new VIE Agreements”). After that Lishui Mengxiang VIE and Langfang School became VIEs effective on January 1, 2022, and Lishui International School became VIE effective on June 25, 2023, whose primary beneficiary is Liandu WFOE, and the shareholders of new VIEs became the Nominee Shareholders at that date.

These Contractual Agreements cannot be unilaterally terminated by the Nominee Shareholders, or the new VIEs. As a result, the Company maintains the ability to control these new VIEs, and is entitled to substantially all of the economic benefits from these new VIEs. Accordingly, the Group had consolidated the financial position and operating results of affiliate Chinese entities, new VIEs in the consolidated financial statements of the Company during the year ended December 31, 2023, 2024 and 2025. The Company’s VIE includes (1) affiliate Chinese entities, prior to August 31, 2021; and (2) the new VIEs after August 31, 2021. Qingtian International School is the Company’s VIE from August 31, 2021 to December 31, 2023.

The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the Liandu WFOE are further described below.

(c)	Contractual Agreements with VIEs

Loan Agreements

Pursuant to the loan agreements entered into between Liandu WFOE and affiliate Chinese entities, and between Liandu WFOE and new VIEs, Liandu WFOE can grant interest-free loans to Lishui Mengxiang VIE, or Beijing P.X. with the sole purpose of providing funds necessary for the business operations and development of Langfang School and Lishui International School. These business loan amounts can be injected into Langfang School and Lishui International School as capital or other operation means, and cannot be accessed for any personal uses. There is no fixed term for each loan under the loan agreement except that Liandu WFOE can unilaterally decide when to recover the loan and the loan agreements shall remain effective during the operation term of Langfang School and Lishui International School and any periods that are renewable pursuant to PRC laws. Liandu WFOE has the right to unilaterally terminate these agreements after giving notice in advance, including that Liandu WFOE and/or its designated entities have fully exercised their options to purchase all the (direct and indirect) equities held by Nominee Shareholders of the relevant VIE in accordance with the Exclusive Call Option Agreements (as described in the following paragraph), while the shareholders of such consolidated affiliated Chinese entities have no right to unilaterally terminate these agreements. As of December 31, 2024 and 2025, no loans have been granted yet.

Exclusive Call Option Agreements

Under the exclusive call option agreements, each Nominee Shareholders of the affiliate Chinese entities and new VIEs granted Liandu WFOE the exclusive and irrevocable right to purchase or to designate entities at their discretion to purchase part or all of the equity interests in the VIEs from the Nominee Shareholders, in the case that the PRC laws and regulations allows, at any time for a purchase price subject to the lowest price permitted by PRC laws and regulations. Liandu WFOE or its designated representatives have sole discretion as to when to exercise such options, either in part or in full. The affiliate Chinese entities and new VIEs (collectively the “VIEs”), and their Nominee Shareholders have agreed that without Liandu WFOE’s prior written consent, their respective Nominee Shareholders cannot sell, transfer, assign or dispose of or create any encumbrance on any of the VIEs’ equity interests, assets, and business. Also, as agreed, the VIEs cannot declare any dividend or change the capitalization structure of the VIEs and cannot enter into any loan, guarantee or investment agreements.

Furthermore, the Nominee Shareholders have agreed that any proceeds but not limited to the sales of the Nominee Shareholders’ equity interest in relevant VIEs should be gratuitously paid to Liandu WFOE or one or more person(s) at their discretion. The agreements will remain in force during the operation terms of the relevant VIEs and any periods that are renewable pursuant to the PRC laws, and will terminate automatically when Liandu WFOE and/or its designated entities fully exercise their options to purchase all the equities held by Nominee Shareholders in accordance with the Exclusive Call Option Agreements. In addition, Liandu WFOE has the right to unilaterally terminate these agreements after 30 days advance written notice, while the Nominee Shareholders and relevant VIEs have no right to unilaterally terminate these agreements.

Proxy Agreements and Power of Attorney for Shareholders

Pursuant to the proxy agreements and power of attorney, each equity holder of Lishui Mengxiang VIE appointed the Liandu WFOE as their attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, calling and attending shareholders’ meetings, voting on their behalf on all matters requiring shareholder approval, including but not limited to designating and electing the directors and other senior management of the VIEs, as well as liquidating and dismantling the VIEs. Each power of attorney will remain in force during the operation term of Lishui Mengxiang VIE and any periods that are renewable pursuant to the PRC laws, and will terminate automatically when Liandu WFOE and/or its designated entities fully exercise their options to purchase all the equities held by the Nominee Shareholders in accordance with the Exclusive Call Option Agreements. In addition, Liandu WFOE has the right to unilaterally terminate these agreements after 30 days advance written notice, while the Nominee Shareholders and Lishui Mengxiang VIE have no right to unilaterally terminate these agreements.

Proxy Agreements and Power of Attorney for School’s Sponsors, Directors and Council Members

Pursuant to the proxy agreements and power of attorney, Lishui Mengxiang VIE has irrevocably authorized and entrusted Liandu WFOE to exercise all its rights as sponsor of both Langfang School, Qingtian International School and Lishui International School to the extent permitted by the PRC laws. The agreements shall remain effective during the operation term of Qingtian International School, Lishui International School and Langfang School, and any periods that are renewable pursuant to PRC laws, and will terminate automatically when Liandu WFOE and/or its designated entities fully exercise their options to purchase all the equities held by the Nominee Shareholders in accordance with the Exclusive Call Option Agreement. In addition, the Liandu WFOE has the right to unilaterally terminate these agreements after 30 days advance written notice, while Langfang School, Lishui International School, Qingtian International School and their sponsors, council members and appointed directors have no right to unilaterally terminate these agreements.

Business Cooperation Agreement, Exclusive Technical Services and Business Consulting Agreement

Pursuant to the Business Cooperation Agreement, Exclusive Technical Services and Business Consulting Agreement, Liandu WFOE has agreed to provide affiliate Chinese entities and new VIEs with technical services, management support services, consulting services and intellectual property licenses required for the conducting of private education business activities, including but not limited to preparation, selection and/or recommendation of schools textbooks, recruitment of teachers and other staff, training support, admissions support, public relations maintenance, market research and development, management and marketing consulting and other related services. The affiliate Chinese entities and new VIEs shall pay to Liandu WFOE service fees withdrawn from their respective amount of surplus from operations after deducting all costs, expenses, taxes, losses (if required by the law) and the legally development fund of the respective school (if required by the law) and other costs and funds that shall be retained at Langfang School and Lishui International School in accordance with applicable PRC laws. Liandu WFOE has the right (but not the obligation) to adjust the amount of such service fee by reference to the actual services provided and the actual business operations and needs of affiliate Chinese entities and new VIEs, provided that any adjusted amount shall not exceed the amount mentioned above. The affiliate Chinese entities and new VIEs do not have any right to make any such adjustment. Liandu WFOE, as appropriate, will exclusively own any intellectual property rights arising from the performance of these agreements. The aforementioned agreements will terminate automatically when Liandu WFOE and/or its designated entities fully exercise their options to purchase all the equities held by the Nominee Shareholders in accordance with the Exclusive Call Option Agreements. In addition, Liandu WFOE retains the exclusive right to terminate the agreements at any time by delivering a written notice 30 days in advance to the applicable consolidated affiliate Chinese entities and new VIEs.

Equity Pledge Agreements

Pursuant to the equity pledge agreements among Liandu WFOE, Lishui Mengxiang VIE and the Nominee Shareholders of Lishui Mengxiang VIE, the Nominee Shareholders shall pledge all of their equity interests in Lishui Mengxiang VIE, and Beijing P.X. to Liandu WFOE as collateral for all of their payments to direct, indirect and derivate losses and losses of predictable profits of the PRC subsidiaries (“Secured Debts”) and to secure their obligations under the above agreements. In the event of a breach by the affiliate Chinese entities and new VIEs or any of their Nominee Shareholders of their contractual obligations, Liandu WFOE has the right to deal with the equity interests pledged in the following ways: i) purchasing or designating entities at their discretion to purchase part or all of the equity interests in the affiliate Chinese entities and new VIEs from the Nominee Shareholders, subject to the lowest price permitted by PRC laws and regulations; ii) selling the equity interests pledged through auction or discount, and preferentially compensated from the sales price; iii) other means agreed between Liandu WFOE and the Nominee Shareholders, after giving written notice to the Nominee Shareholders. The equity pledge agreements will expire when the Nominee Shareholders have completed all their obligations under the above agreements or the Secured Debts are fully settled, or when Liandu WFOE unilaterally delivers a written notice 30 days in advance.

Spousal Undertakings

Pursuant to the Spousal Undertakings, each Nominee Shareholder, who is a natural person, and their spouses unconditionally and irrevocably agreed that the equity interests in the affiliate Chinese entities and new VIEs held by and registered in the name of their spouse will be disposed of pursuant to the equity pledge agreements, the exclusive call option agreements, the loan agreement and the proxy agreement and power of attorney. Each of their spouses agreed not to assert any rights over the equity interests in the affiliate Chinese entities and new VIEs held by their respective spouses. In addition, in the event that any spouse obtains any equity interests in the affiliate Chinese entities and new VIEs held by their spouse for any reason, they agreed to be bound by similar obligations and agreed to enter into similar contractual agreements.

(d)	Combined financial information of the VIEs

The following combined financial information of the Group’s VIEs as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash	3,897,892	11,699,127	1,672,953
Amounts due from inter-company entities	15,356,140	-	-
Prepayments and other current assets, net	4,426,665	11,054,550	1,580,779
Amounts due from a related party	9,542,000	8,692,000	1,242,939
Accounts receivable	156,770	164,207	23,481
Total current assets	33,379,467	31,609,884	4,520,152
Non-current assets:
Property and equipment, net	146,646,206	142,306,682	20,349,585
Land use rights, net	33,927,238	32,980,543	4,716,155
Intangible assets, net	7,749	5,634	806
Right-of-use assets	51,906,613	54,080,188	7,733,364
Other non-current asset	1,100,000	7,800,000	1,115,385
Total non-current assets	233,587,806	237,173,047	33,915,295
Total assets	266,967,273	268,782,931	38,435,447
LIABILITIES
Current liabilities
Short-term borrowings	84,000,000	84,000,000	12,011,840
Accounts payable	367,678	3,964,037	566,850
Contract liabilities	5,595,491	7,796,228	1,114,846
Salary and welfare payable	1,779,265	1,739,339	248,722
Amounts due to related parties	1,817,485	1,621,303	231,843
Tax payable	2,139,976	3,215,855	459,861
Income tax payable	213,495	179,316	25,642
Amount due to inter-company entities	20,645,000	309,551,096	44,265,218
Accrued liabilities and other current liabilities	7,457,837	11,046,243	1,579,591
Operating lease liabilities, current	9,208,569	10,479,626	1,498,567
Total current liabilities	133,224,796	433,593,043	62,002,980
Non-current liabilities
Amounts due to Affected Entity, non-current	158,514,326	-	-
Operating lease liabilities, non-current	38,352,135	38,439,295	5,496,746
Other non-current liabilities	1,000,000	1,000,000	142,998
Total non-current liabilities	197,866,461	39,439,295	5,639,744
Total liabilities	331,091,257	473,032,338	67,642,724
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(g))
Net revenues from continuing operations	48,374,296	32,139,658	30,606,575	4,376,682
Net revenues from discontinued operation	1,617,904	-	-	-
Net loss from continuing operations	(100,474,594)	(21,277,736)	(34,139,026)	(4,881,816)
Net loss from discontinued operation	(23,394,661)	-	-	-
Net cash (used in)/provided by operating activities	(16,213,871)	(16,099,979)	17,518,687	2,505,139
Net cash used in investing activities	(7,576,283)	(554,082)	(13,617,452)	(1,947,270)
Net cash provided by financing activities	2,227,473	8,750,000	3,900,000	557,693
Net changes in cash and cash equivalents	(21,562,681)	(7,904,061)	7,801,235	1,115,562

In accordance with the aforementioned agreements, the Company has the power to direct the activities of the VIEs, and have the control of their assets. Therefore, the Company considers that there is no other asset in the VIEs that can be used only to settle obligations of the respective VIE, except for the education facilities assets, registered capital and the PRC statutory reserves, as of December 31, 2024 and 2025. As the VIEs are incorporated as schools and limited liability company under the PRC Company Law, the creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

The VIEs’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets mainly include buildings, land use rights, computers and electronic devices. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of the VIEs as they do not meet the recognition criteria set in ASC 350-30-25.

There is no VIE where the Company has a variable interest, but is not the primary beneficiary.

(e)	Risks associated with VIE arrangements

Foreign investment in the education industry in PRC is extensively regulated and subject to various restrictions. Specifically, high school is restricted industries for foreign investors, and foreign investors are only allowed to invest in such industries in cooperative ways with domestic investors, provided that domestic investors play a dominant role in such cooperation. In addition, foreign investment in education institutions in the PRC must be in the form of cooperation between Chinese educational institutions and foreign educational institutions and the foreign portion of the total investment in a Sino-foreign education institute must be below 50%. Although foreign investment in high schools is not prohibited, based on the operation experience, Liandu WFOE in China is still ineligible to independently or jointly invest and operate high schools, including Qingtian International School and Lishui International School. To comply with PRC laws and regulations, the Group have entered into a series of contractual arrangements pursuant to which Liandu WFOE receives the economic benefits from our VIEs. If the contractual arrangements that establish the structure for operating our business in China are found to violate any PRC laws or regulations in the future or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities, including the Ministry of Education of People’s Republic of China, or the MOE, which regulates the education industry, the Ministry of Commerce, or MOFCOM, which regulates the foreign investment in China, and the Civil Affairs Bureau, which regulates the registration of schools in China, would have broad discretion in dealing with such violations, including:

●	revoking the business and operating licenses of the Company’s PRC subsidiaries or VIEs;

●	discontinuing or restricting the operations of any related-party transactions among Liandu WFOE or VIEs;

●	imposing fines or other requirements with which the Company or Liandu WFOE or VIEs may not be able to comply;

●	requiring the Company to restructure operations in such a way as to compel the Company to establish new entities, re-apply for the necessary licenses or relocate the businesses, staff and assets;

●	imposing additional conditions or requirements with which the Company may not be able to comply; or

●	restricting the use of proceeds from our additional public offering or financing to finance the business and operations in China.

Similar ownership structure and contractual arrangements have been used by many China-based companies listed overseas, including a number of education companies listed in the United States. To the Company’s knowledge, none of the fines or punishments listed above has been imposed on any of these public companies, including companies in the education industry. However, the Company cannot assure that such fines or punishments will not be imposed on the Company in the future. If any of the above fines or punishments is imposed on the Company, the Company’s business, financial condition and results of operations could be materially and adversely affected. If any of these penalties results in the Company’s inability to direct the activities of the VIEs and their respective subsidiaries that most significantly impact their economic performance, and/or our failure to receive the economic benefits from the VIEs and their respective subsidiaries, the Company may not be able to consolidate the VIEs and their respective subsidiaries in our financial statements in accordance with U.S. GAAP. However, the Company do not believe that such actions would result in the liquidation or dissolution of the Company, the wholly-owned subsidiaries in China or the VIEs or their respective subsidiaries.

On March 15, 2019, the National People’s Congress promulgated the Foreign Investment Law of PRC or the Foreign Investment Law, which came into effect on January 1, 2020 and replaced the Law of the PRC on Chinese-Foreign Equity Joint Ventures, the Law of the PRC on Chinese-Foreign Contractual Joint Ventures, and the Wholly Foreign-invested Enterprise Law. The Foreign Investment Law embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. For instance, the Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment.

Conducting operations through contractual arrangements has been adopted by many PRC-based companies, and has been adopted by the Company to establish control of VIEs. Since the Foreign Investment Law is relatively new, uncertainties still exist in relation to its interpretation and implementation, and failure to take timely and appropriate measures to cope with the regulatory-compliance challenges could result in material and adverse effect on us. For instance, although the Foreign Investment Law does not explicitly classify contractual arrangement as a form of foreign investment, it still leaves a leeway for future laws and if future laws, administrative regulations or provisions stipulates contractual arrangements as a way of foreign investment, then whether the Company’s contractual arrangements will be recognized as foreign investment, whether the contractual arrangements will be deemed to be in violation of the foreign investment access requirements and how the Company’s contractual arrangements will be handled are uncertain. In the extreme case-scenario, the Company may be required to unwind the contractual arrangements and/or dispose relevant business operations, which could have a material and adverse effect on the Company’s business, financial condition and result of operations.